Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Income Taxes [Line Items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	¥ 105	¥ 489	¥ 1,801
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	32,985	18,434
MixRadio Limited [member]
Disclosure Of Income Taxes [Line Items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	4	361	2,368
Other subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	953	189	944
Korea [member] | Tax losses [member] | One subsidiary [member]
Disclosure Of Income Taxes [Line Items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets			3,092
Korea [member] | Tax losses [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	107	222
Korea [member] | Deductible temporary differences [member] | One subsidiary [member]
Disclosure Of Income Taxes [Line Items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets			¥ 2,434
Korea [member] | Deductible temporary differences [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	0	256
Japan (country of domicile) [member] | Subsidiaries [member]
Disclosure Of Income Taxes [Line Items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	¥ 2,407	¥ 966